Consolidated Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	65,422,020	64,812,020	63,615,255
Common Stock, Shares, Outstanding	65,422,020	64,812,020	63,615,255